Equity - Summary of Sundry Reserves and Retained Earnings (Accumulated Losses), Including Profit (Loss) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Sundry Reserves and Retained Earnings Accumulated Losses Increases [Line Items]
Profit (loss) for the year attributable to Owners of the Parent	€ (1,411)	€ 1,121	€ 1,808
Dividends approved-TIM S.p.A.	(281)	(230)	(204)
Grant of equity instruments	2	(6)	1
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year [member]
Disclosure of Sundry Reserves and Retained Earnings Accumulated Losses Increases [Line Items]
IFRS 9 and IFRS 15 Adoption	(92)
Profit (loss) for the year attributable to Owners of the Parent	(1,411)	1,121
Dividends approved-TIM S.p.A.	(166)	(166)	(166)
Grant of equity instruments	2	(6)	€ 1
Other changes	2	9
Change for the year in Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	€ (1,665)	€ 958